Information by Segment - Summary of Inter Segment Policies for Segment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)		Dec. 31, 2019 USD ($) [2]
Disclosure of operating segments [line items]
Total revenues	$ 506,711	[1]	$ 26,867	[1]	$ 469,744	$ 439,932	[3]
Gross profit	191,481	[1]	10,153	[1]	175,170	162,090	[3]
Administrative expenses	19,930	[1]	1,057	[1]	17,313	15,222	[3]
Selling expenses	121,871	[1]	6,462	[1]	114,573	105,880	[3]
Other income	1,013	[1]	54	[1]	673	31,951	[3]
Other expenses	4,905	[1]	260	[1]	2,947	33,866	[3]
Interest expense	14,133	[1]	749	[1]	9,825	11,092	[3]
Interest income	3,168				2,832	1,470
Other net finance loss	(2,527)				(387)	6,320
Income before income taxes and share of the profit of equity accounted investees	32,296				33,630	35,771
Income taxes	10,476	[1]	555	[1]	10,169	10,213	[3]
Share of the profit of equity accounted investees, net of tax	6,228	[1]	330	[1]	6,252	7,923	[3]
Net income from continuing operations	28,048	[1]	1,488	[1]	29,713	33,481	[3]
Net income from discontinued operations					3,366	3,726	[3]
Consolidated net income	28,048	[1]	$ 1,488		33,079	37,207	[3]
Depreciation and amortization	25,810				17,237	15,640
Non-cash items other than depreciation and amortization	2,495				1,645	2,264
Investments in equity accounted investees	97,470	[1]			94,315	96,097		$ 5,168
Total assets	637,541	[1]			576,381	588,541		33,804
Total liabilities	311,790	[1]			240,839	251,629		$ 16,532
Investments in fixed assets	25,579				24,266	23,486
Operating segments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues	194,471				182,342	183,256
Gross profit	87,507				83,938	83,508
Interest expense	6,904				7,568	8,778
Interest income	1,230				1,004	791
Income before income taxes and share of the profit of equity accounted investees	18,409				17,190	(11,255)
Income taxes	5,648				5,260	4,184
Share of the profit of equity accounted investees, net of tax	(131)				(226)	60
Depreciation and amortization	10,642				10,028	9,632
Non-cash items other than depreciation and amortization	1,083				755	1,663
Investments in equity accounted investees	9,751				10,518	11,501
Total assets	257,841				263,787	285,677
Total liabilities	128,154				132,037	144,967
Investments in fixed assets	11,465				11,069	12,917
Operating segments [member] | FEMSA comercio proximity division [member]
Disclosure of operating segments [line items]
Total revenues	184,810				167,458	149,833
Gross profit	75,099				65,529	56,127
Interest expense	5,733				1,806	1,313
Interest income	338				372	306
Income before income taxes and share of the profit of equity accounted investees	11,458				13,335	11,723
Income taxes	923				1,124	762
Share of the profit of equity accounted investees, net of tax	9				(17)	5
Depreciation and amortization	9,604				4,971	4,144
Non-cash items other than depreciation and amortization	529				367	285
Investments in equity accounted investees	3,719				84	642
Total assets	117,229				75,146	64,717
Total liabilities	98,468				56,468	49,101
Investments in fixed assets	10,374				9,441	8,396
Operating segments [member] | FEMSA Comercio Health Retail Division [member]
Disclosure of operating segments [line items]
Total revenues	58,922				51,739	47,421
Gross profit	17,645				15,865	14,213
Interest expense	1,226				678	685
Interest income	10				14	23
Income before income taxes and share of the profit of equity accounted investees	1,487				1,438	956
Income taxes	556				652	434
Depreciation and amortization	3,112				983	942
Non-cash items other than depreciation and amortization	23				22	31
Total assets	54,366				35,881	38,496
Total liabilities	53,468				23,357	25,885
Investments in fixed assets	1,529				1,162	774
Operating segments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of operating segments [line items]
Total revenues	47,852				46,936	38,388
Gross profit	4,775				4,231	2,767
Interest expense	1,175				211	156
Interest income	114				159	47
Income before income taxes and share of the profit of equity accounted investees	124				407	146
Income taxes	49				123	23
Depreciation and amortization	855				152	118
Non-cash items other than depreciation and amortization	105				11	18
Total assets	17,701				7,015	4,678
Total liabilities	16,754				6,142	4,091
Investments in fixed assets	706				520	291
Operating segments [member] | Heineken investment [member]
Disclosure of operating segments [line items]
Interest expense	1				1
Interest income	23				22	23
Income before income taxes and share of the profit of equity accounted investees	10				11	30,000
Income taxes	(491)				4	(5,132)
Share of the profit of equity accounted investees, net of tax	6,428				6,478	7,847
Investments in equity accounted investees	83,789				83,461	83,720
Total assets	86,639				86,340	76,555
Total liabilities	3,151				4,054	1,343
Operating segments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues	41,788				42,293	39,732
Gross profit	11,551				10,233	9,307
Interest expense	2,303				2,057	2,372
Interest income	4,563				3,757	2,492
Income before income taxes and share of the profit of equity accounted investees	449				1,219	4,265
Income taxes	3,791				3,006	9,942
Share of the profit of equity accounted investees, net of tax	(78)				17	11
Depreciation and amortization	1,708				1,103	804
Non-cash items other than depreciation and amortization	755				490	267
Investments in equity accounted investees	211				252	234
Total assets	158,746				150,674	154,930
Total liabilities	66,812				61,340	62,754
Investments in fixed assets	1,685				2,391	1,479
Consolidation adjustments [member]
Disclosure of operating segments [line items]
Total revenues	(21,132)				(21,024)	(18,698)
Gross profit	(5,096)				(4,626)	(3,832)
Interest expense	(3,209)				(2,496)	(2,212)
Interest income	(3,110)				(2,496)	(2,212)
Income before income taxes and share of the profit of equity accounted investees	359				30	(64)
Depreciation and amortization	(112)
Total assets	(54,981)				(42,462)	(36,512)
Total liabilities	(55,017)				(42,559)	(36,512)
Investments in fixed assets	(180)				(317)	(371)
Consolidation adjustments [member] | Coca-Cola FEMSA [member]
Disclosure of operating segments [line items]
Total revenues	5,688				5,160	4,679
Consolidation adjustments [member] | FEMSA comercio proximity division [member]
Disclosure of operating segments [line items]
Total revenues	325				290	202
Consolidation adjustments [member] | FEMSA Comercio Fuel Retail Division [member]
Disclosure of operating segments [line items]
Total revenues	11
Consolidation adjustments [member] | Other [member]
Disclosure of operating segments [line items]
Total revenues	$ 15,108				$ 15,574	$ 13,817

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1